Stock-based Compensation - Schedule of RSU Activity (FY) (Details) - RSUs	1 Months Ended
Dec. 31, 2024 $ / shares shares
Number of Shares
Non-vested (in shares) | shares	2,036,476
Vested (in shares) | shares	131,468
Forfeited (in shares) | shares	0
Non-vested (in shares) | shares	1,905,008
Weighted Average Grant Date Fair Value (per share)
Non-vested (in usd per share) | $ / shares	$ 12.2
Vested (in usd per share) | $ / shares	12.2
Forfeited (in usd per share) | $ / shares	0
Non-vested (in usd per share) | $ / shares	$ 12.2